November 19, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide Variable Account-II
Nationwide® O Series
Initial Registration Statement on N-4
Nationwide Life Insurance Company
(File No. 333-258296)
Dear Ms. Hunter-Ceci:
We are filing this correspondence in relation to the above referenced Registration Statement on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On July 30, 2021, Nationwide filed the above referenced Initial Registration Statement. The revisions specified in this correspondence filing are as a result of your comments. Unless otherwise specified, page numbers referenced below refer to the statutory prospectus in the pre-effective amendment.
General:
(1)	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of Nationwide’s guarantees under the policy or whether Nationwide will be solely responsible for payment of policy benefits.
Response. Nationwide confirms that there are no guarantees or support agreements with any third party that support Nationwide’s guarantees under the contract.
(2)	Please confirm that all missing information and all exhibits will be filed in a pre-effective amendment to the registration statement. We may have additional comments on such portions when you complete them in the pre-effective amendment, on disclosures made in response to this letter, or on information supplied supplementally
Response. Nationwide confirms that all missing information and all exhibits will be filed in a pre-effective amendment to the registration statement.
(3)	Where a comment is made with regard to disclosure in one location of the registration statement, it is applicable to all similar disclosure appearing elsewhere in the registration statement and initial summary prospectus.
Response. Nationwide acknowledges that any comment provided applies to all similar disclosure appearing elsewhere in the registration statement.
Cover Page:

(4)	On the cover page of the statutory prospectus and initial summary prospectus, you state that you will honor any free look cancellation requests that is received within 30 days of the contract issue date. Please also state, if applicable, that this period could be longer.
Response. This contract will only be issued in states that have a free look period of 30 days or less. Accordingly, we did not update the free look language.
Glossary:
(5)	Please consider defining PBSC (i.e., Premium Based Sales Charge) as this term is used throughout the prospectus
Response. We have added the following definition of Premium Based Sales Charge to the glossary:
Premium Based Sales Charge - A sales charge that is assessed on each Purchase Payment beginning on the first Quarterly Contract Anniversary following the date we process the Purchase Payment and continuing for 28 Quarterly Contract Anniversaries (7 years) after the Purchase Payment was made.
Key Information Table, or "KIT" (Pages 8-9):
(6)	Please ensure the KIT in the Summary and Statutory Prospectus on the website appropriately links to the correct sections in the Statutory Prospectus that are cross-referenced, and that these cross-referenced sections discuss the relevant provisions.
Response. Nationwide confirms that the KIT in the Summary Prospectus and Statutory Prospectus on the website will appropriately link to the correct cross-referenced sections in the Statutory Prospectus before the product is offered for sale. In addition, Nationwide confirms that these cross-referenced sections discuss the relevant provisions.
(7)	In the heading "Important Information that You Should Consider About the Policy," please change "Policy" to "Contract" for consistency with the rest of the prospectus.
Response. We have changed all references in the prospectus from "policy" to "contract" for consistency.
(8)	Please confirm that there are no Transaction Charges (other than the CDSC) that should be disclosed in the KIT.
Response. Nationwide confirms there are no transaction charges other than the CDSC. Accordingly, all transaction charges (CDSC) are disclosed in the KIT.
(9)	With respect to Ongoing Fees and Expenses – Base Contract fees, please confirm supplementally that the charge reflects the contract’s $50 administrative expense as required by Item 2, Instruction 2(c)(i)(D) of Form N-4. Also, please explain supplementally whether the figures presented are the sum of the Mortality and Expense Risk Charge, Administrative Charge, and Premium Based Sales Charge, or whether the charge was calculated in accordance with Item 2, Instruction 2(c)(i)(D) of Form N-4.
Response. Nationwide has modified the KIT description as follows: The Maximum Base Contract Fee presented in the initial Registration Statement did not reflect the $50 Contract Maintenance Fee. Nationwide has also revised the final pricing of the product to update the M&E charge to 0.80%. Accordingly, we have updated the Maximum Base Contract Fee to 1.65% to reflect to reflect this charge as required by Item 2, Instruction 2(c)(i)(D) of Form N-4. The figures presented are the sum of the Mortality and Expense Risk Charge, Administrative Charge, Premium Based Sales Charge and Contract Maintenance Fee.
(10)	With respect to "Ongoing Fees and Expenses – Optional benefits available for an additional charge," please reflect the 1.60% current charge for the Joint Option for the Nationwide Lifetime Income Rider Plus Core as the maximum annual fee.
Response. The 1.30% that is reflected represents the highest current fee for a single optional benefit. The current charge for the Joint Option for the Nationwide Lifetime Income Rider Plus Core rider is 0.30%. The Joint Option is only available if the Lifetime Income Rider Plus Core rider is elected. The current charge for both Nationwide Lifetime Income Rider Plus Core rider and the Joint Option together is 1.60%. In certain cases of divorce, the Joint Option can be terminated without the Lifetime Income Rider Plus Core being terminated. In such a case, the current charge would drop from 1.60% but this is based on election of both optional benefits.

(11)	In the Ongoing Fees and Expenses item, please re-format the footnote numbers in the Minimum and Maximum columns as superscript.
Response. Nationwide has reformatted the footnote numbers in the Minimum and Maximum columns of the Ongoing Fees and Expenses item as superscripts.
(12)	With respect to Ongoing Fees and Expenses, please confirm that Nationwide does not assess a Platform Charge to make any of the underlying mutual funds available as investment options under the contract. If the Nationwide does charge a Platform Charge, please include the maximum Platform Charge associated with each Portfolio Company when calculating minimum and maximum Annual Portfolio Company Expenses as required by Item 2, Instruction 2(c)(i)(E) of Form N-4.
Response. Nationwide confirms that it does not assess a Platform Charge to make any of the underlying mutual funds available as investment options under the contract
Overview of the Contract (Pages 10-11):
(13)	Under "Contract Features" in the subheading "Withdrawals from the Contract," please include a cross reference to where the PBSC is discussed in the prospectus (i.e., under Charges and Deductions).
Response. We have added a cross-reference to the section "Charges and Deductions – Premium Based Sales Charge" under "Contract Features" in the subheading "Withdrawals from the Contract".
(14)	Under "Contract Features" in the subheading "Terminal Illness Surrender Benefit," please use the defined term "Terminal Illness" instead of "terminally ill" and revise the sentence accordingly.
Response. Nationwide has revised the sentence to use the defined term Terminal Illness and it now reads:
Terminal Illness Surrender Benefit. The contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant is determined to have a Terminal Illness and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, subject to certain conditions.
Fee Table (Pages 11-13):
(15)	For clarity and readability, please limit the text of the footnote 1 under Transaction Charges or delete as this information is contained in the Charges and Deductions section in the third paragraph under "Contingent Deferred Sales Charge."
Response. Nationwide has deleted the disclosure in the footnote since this information is contained in the Charges and Deductions section in the third paragraph under "Contingent Deferred Sales Charge."
(16)	In the Annual Contract Expenses table, please limit the text of the second paragraph of footnote 2 or delete (retaining the last sentence).
Response. Nationwide has revised footnote to reflect revised components of the Base Contract Expenses, including removing the PBSC and breaking the PBSC out into a separate charge.
(17)	In the Annual Contract Expenses table, footnote 5 to the Annual Contract Expenses table is missing; please reconcile.
Response. We have revised the numbering of the footnotes. All footnotes references are now included.
(18)	In the Annual Contract Expenses table, please disclose the maximum fee for the Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge as 1.90%. Please also clarify that the 1.50% charge is for the "single" option.
Response. The maximum charge for the Joint Option for the Nationwide Lifetime Income Rider Plus Core rider is 0.40%. The Joint Option is only available if the Lifetime Income Rider Plus Core rider is elected. The maximum charge for both Nationwide Lifetime Income Rider Plus Core rider and the Joint Option together is 1.90%. In certain cases of divorce, the Joint Option can be terminated without the Lifetime Income Rider Plus Core being terminated. In such a case the current charge would drop from a combined 1.60% to 1.30% for just the Nationwide Lifetime Income Rider Plus Core rider.

(19)	In the Annual Contract Expenses table, please disclose the Premium Based Sales Charge in a separate line item from Base Contract Expenses since they are calculated on different basis.
Response. Nationwide added the Premium Based Sales Charge as a separate line item in the Annual Contract Expenses table.
(20)	In the second footnote of the Annual Contract Expenses table, second footnote, please reduce the size of the font in the table that follows the second so that it is clear that the table is part of the footnote.
Response. Nationwide has reduced the font in the table to make it clearer that the table is part of the footnote.
(21)	In the Underlying Mutual Fund Expenses table, please confirm that the minimum and maximum fees represented (i) do not include any fee waivers or reimbursements (that they are gross numbers), and (ii) do or do not include any platform charges.
Response. Nationwide confirms the minimum and maximum fees represented (i) do not include any fee waivers or reimbursements (that they are gross numbers), and (ii) do not include any platform charges.
(22)	In the Underlying Mutual Fund Expense table, please delete the second sentence of footnote 1. If you wish to include information about the underlying mutual funds’ reimbursements or waivers, please do so in accordance with Instruction 17 to Item 4 of Form N-4. The instruction requires this information to be presented in a separate line item to the table, in addition to other requirements.
Response. Nationwide has deleted the second sentence of footnote 1.
(23)	In the expense Example, please explain supplementally why the same figures are presented for both the example illustrating a surrender at the end of the period and the example showing no surrender, particularly given the contract imposes a CDSC.
Response. The example numbers provided in the initial registration statement did not include the assessment of CDSC. We have updated the examples numbers to reflect the assessment of CDSC at the ends of the relevant 1, 3, and 5 year periods since there is a 7 year CDSC schedule applies.
Investment Options (Pages 16):
(24)	Under the "Fixed Account," third paragraph before "Contacting the Service Center," if the PBSC is one of the applicable charges, please include.
Response. Nationwide has revised the product so that the PBSC is not deducted from the Fixed Account. No additional disclosure is warranted.
Principal Risks (Pages 14-15):
(25)	In the Premium Based Sales Charge - How the PBSC Charge is Deducted:
a.	Please clarify whether withdrawals are considered to be taken from earnings first, then purchase payments, or vice versa.
b.	Because the PBSC may continue to be applied after a premium is withdrawn, please explain whether withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth or starting from the newest purchase payment working backward.
c.	Please clarify, if accurate, that any PBSC that continues to be assessed even after a premium is withdrawn will only be accessed until the end of the surrender charge period that applies to that purchase payment.
d.	Please emphasize the point (including a brief example) that if an investor makes a withdrawal, the investor will both be assessed a CDSC and will continue paying a PBSC.
e.	In the Example accompanying the PBSC, for clarity, please note in the third bullet that the total purchase payments would be $52,000 in year two.
Response. Nationwide has revised the disclosure at the end of the section "How the PBSC Percentage Charge is Set" below, including an example to reflect if an investor makes a partial withdrawal, the investor will both be assessed a CDSC and will continue paying a PBSC:

For purposes of the PBSC, withdrawals are considered to first come from the oldest purchase payment, then from the next oldest purchase payment, and so forth. Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment. The PBSC will apply to the end of the seven-year period of a purchase payment even if that purchase payment has been withdrawn from the contract. Additional purchase payments will not change the PBSC assigned to any previous purchase payment.
Example:
On March 1, Mr. J purchases the Contract with an initial Purchase Payment of $100,000. The Premium Based Sales Charge assigned to the Purchase Payment is 0.50%. Thus a Premium Based Sales Charge of 0.125% or $125 ($100,000*0.50%/4) is taken from the Contract on each subsequent Quarterly Contract Anniversary for a total annual charge of $500. On March 2, after the first Contract Anniversary, Mr. J takes a partial withdrawal of $15,000. Since withdrawals do not impact the assessment of the Premium Based Sales Charge Mr. J will still be assessed a Premium Based Sales Charge of $125 on his initial Purchase Payment amount on each Quarterly Contract Anniversary for the remaining 24 quarters.
The Contract in General (Pages 24-29):
(26)	Please confirm that all material state and intermediary-specific variations in the operation of the contract features are disclosed per the instruction to Item 8(a).
Response. Nationwide confirms that all material state and intermediary-specific variations in the operation of the contract have been disclosed. Note we have also eliminated previously included state variations that we assumed would be necessary based on previously filed contracts, but are no longer required.
(27)	In the third paragraph under "Minimum Initial and Subsequent Purchase Payments," please include cross references to the applicable prospectus sections describing the optional benefits that restrict a Contract Owner's ability to make subsequent purchase payments.
Response. Nationwide has reserved a right to limit subsequent purchase payments for one optional benefit -the Nationwide Lifetime Income Rider Plus Core. Accordingly, we have added a cross reference to Subsequent Purchase Payments under Nationwide Lifetime Income Rider Plus Core.
(28)	In Nationwide’s General Account Obligations, the disclosure states that "[a]ny obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account …" Please consider replacing "Contract Value" with "Daily Net Assets" since Nationwide’s general account is responsible for any amounts allocated to the fixed account.
Response. Nationwide will take this recommendation under consideration for future revisions to all variable annuity products but elects to keep the current presentation for this product as this disclosure is presented in all of our current annuity products.
Benefits Under the Contract (Pages 29-42):
(29)	In the second row of the Standard Benefits Table and in the Enhanced Surrender Value for Terminal Illness discussion on page 33, please use the defined term "Terminal Illness" or indicate how the use of this term differs from the defined term used in the Glossary.
Response. We have revised the disclosure in second row of the Standard Benefits Table and in the Enhanced Surrender Value for Terminal Illness discussion to reflect the defined term "Terminal Illness."
(30)	In the example accompanying the Highest Anniversary Value Death Benefit, please explain supplementally why the example illustrates the anniversary value immediately after the contract owner’s 81st birthday.
Response. The Highest Anniversary Value before the Contract Owner’s 81st birthday is used to calculate this optional death benefit. We provide both the value before and after the Contract Owner’s 81st birthday to show even if the value after the 81st birthday is greater it will be disregarded and only the Highest Anniversary Value before the 81st birthday will be used.
(31)	In the Example accompanying Income Carryforward, page 39, please correct the Appendix reference to Appendix D.

Response. We have corrected the reference to the Appendix to reflect Appendix E in the Example for the Income Carryforward.
(32)	With regard to the Nationwide Lifetime Income Rider Plus Core living benefit option, it appears that the benefit will terminate upon annuitization. Please explain supplementally if Nationwide will initiate annuitization if this rider is elected. Also, if it is possible the Contract Owner will receive less through annuitization than through owning this benefit, please explicitly and prominently state so.
Response. Nationwide confirms the Lifetime Income Rider Plus Core living benefit option will terminate upon annuitization. Nationwide will not initiate annuitization if the customer is taking Lifetime Withdrawals under the rider. Most importantly, Nationwide confirms the annuity purchase rates available on the Annuity Commencement Date will not provide less income than the Lifetime Withdrawal Amount in effect at the time of Annuitization.
(33)	With regard to the Nationwide Lifetime Income Rider Plus Core living benefit option, please provide the staff a sample rate sheet to review in your next amendment.
Response. Nationwide has attached a copy of the sample rate sheet supplement to this pre-effective amendment for reference.
Ownership and Interests in the Contract (Pages 44):
(34)	In the "Joint Owner" section, please describe what would happen to the contract if prior to annuitization, a joint owner dies.
Response. If prior to annuitization, either the Contract Owner or joint Contract Owner dies the death benefit is payable. This is disclosed in the subsection "Death of Contract Owner" under "Death Benefit" on page 57.
Operation of the Contract (Pages 50):
(35)	In "Transfer Restrictions" under "U.S. Mail Restrictions," first sentence of the second paragraph, for clarity, consider changing "may restrict the form in which transfer requests will be accepted" to "may require transfer requests to be submitted via U.S. mail."
Response. Nationwide has revised the disclosure to read:
As a result of this monitoring process, Nationwide may require transfer requests to be submitted via U.S. mail.
Termination for Low Contract Value (Page 52):
(36)	Please clarify if this provision will be enforced if a Contract Owner elects the Nationwide Lifetime Income Rider Plus Core living benefit option.
Response. Nationwide will not terminate a Contract for low Contract Value if the Nationwide Lifetime Income Rider Plus Core living benefit is in lifetime withdrawal payout status. We have added the following clarifying disclosure:
Nationwide will not terminate a Contract for low contract value if the Contract Owner is taking Lifetime Withdrawals under the Lifetime Income Rider Plus Core option.
Custom Choice Asset Rebalancing (Pages 56-57):
(37)	Please disclose the specific Sub-Accounts comprising Groups A and B and the current allocation limitations in the prospectus.
Response. As disclosed in the prospectus the allocation limitations are specifically addressed in the Nationwide Lifetime Income Plus Core Custom Choice enrollment form.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A and B; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
There will be many versions of the Custom Choice program in effect at any given time based on when an investor enrolls in the program. Since the Custom Choice program is static and will only change for Contract Owners going forward we believe it would be confusing and misleading to investors that have already elected Custom Choice to include the current Groups A and B and current allocation limitations in the prospectus.

Death Benefit (Pages 59-60):
(38)	Under "Death of Annuitant," please add a cross reference to the PBSC discussion under "Charges and Deductions."
Response. We have added a cross reference to the PBSC discussion under "Charges and Deductions" under the section "Death of Annuitant."
Annuity Commencement Date (Page 60):
(39)	The disclosure states that for Non-Qualified Contracts, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date unless "the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize." Please identify the actions that would trigger this provision and cancel the automatic annuitization otherwise in place for Contract Owners within this group.
Response. Nationwide considers any action inconsistent with the desire to annuitize very broadly. This includes but is not limited to positive contact such as a phone call, letter, address change, beneficiary change, withdrawal, or ongoing payments under a living benefit.
Financial Statements:
(40)	Please ensure the hyperlink to the statement of additional information links to the correct document.
Response. Nationwide will ensure that the hyperlink to the statement of additional information links to the correct document and will be included in the final prospectus.
Appendix A: Underlying Mutual Funds Available Under the Contract:
(41)	Please reconcile the static asset allocation models list on pages 58 and 71.
Response. We have eliminated the Static Asset Allocation Models for this product and removed all relevant disclosure.
Appendix B: State Variations
(42)	Because Nationwide will honor any free-look cancellation request received or postmarked within 30 days after the contract issue date, please consider whether it is necessary to disclose states that have a free-look period shorter than 30 days.
Response. We have eliminated any reference to free look periods shorter than 30 days.
(43)	Under Florida, the disclosure refers to surrender payments made 30 days after the date that the request is received by Nationwide. Please confirm that any payments from the separate account will comply with section 22(e) of the Investment Company Act of 1940 and explain supplementally the circumstances when payments may be delayed.
Response. Nationwide confirms that any payments from the separate account will comply with section 22(e) of the Investment Company Act of 1940. While highly unlikely, a Surrender Payment could be delayed in cases where the Surrender request is not submitted in good order (e.g. missing signature or unclear distribution instructions).
(44)	Under Florida, the disclosure refers to a rebalancing fee and transfer fees. These fees are not disclosed in the KIT or fee table and therefore cannot be assessed. Therefore, please either delete the reference to these fees or include disclosure regarding these fees to the KIT, fee table, and in response to Item 7 of Form N-4.
Response. We have deleted the references to the fees in the Florida state specific law variations since they do not apply to this product.
Appendix C: Contract Types and Tax Information:
(45)	Please confirm that, to the extent relevant, the tax discussion here and throughout the prospectus reflects any currently effective provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the COVID-Related Tax Relief Act of 2020, the Setting Every Community Up for Retirement Enhancement (SECURE) Act the American Rescue Plan Act of 2021, and the Consolidated Appropriations Act of 2021.

Response. Nationwide confirms the tax discussion in the "Contract Types and Tax Information" section and throughout the prospectus reflects the currently effective provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the COVID-Related Tax Relief Act of 2020, the Setting Every Community Up for Retirement Enhancement (SECURE) Act the American Rescue Plan Act of 2021, and the Consolidated Appropriations Act of 2021.
Appendix D: L.inc Plus Core Rider Examples:
(46)	In the Income Carry Forward Example, please ensure the formulas are accurate. For example, the appendix states, "On April 1, 2021, assume the Current Income Benefit Base is $106,000 ($100,000 x 0.06)." However, the parenthetical "$100,000 x 0.06" does not equal $106,000.
Response. We have revised the Income Carry Forward Example. The Example filed in the initial Registration Statement reflected a previous version of the L.inc Plus Core Rider. We have revised the Appendix E and specifically Income Carryforward example has been revised as follows:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 5.00%. On April 1, 2021, assume the Current Income Benefit Base is $105,000 ($100,000 x 1.05). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2021, the Lifetime Withdrawal Amount would be $4,200 ($105,000 x 0.04).
Statement of Additional Information – General Information and History:
(47)	Please confirm that the accuracy of the information about Nationwide Life Insurance Company, as descriptions have differed in recent prospectuses.
Response. Nationwide confirms the information regarding Nationwide Life Insurance Company is the most up to date and accurate disclosure.
Initial Summary Prospectus:
(48)	In the Glossary, please delete "Charitable Remainder Trust" as it is not used in the summary prospectus.
Response. Nationwide has deleted the definition of Charitable Remainder Trust from the glossary.
(49)	In the Glossary, please reconcile the two definitions of "Original Income Benefit Base."
Response. Nationwide has deleted the second definition of Original Income Benefit Base. It was included in error.
Please contact me direct at (614) 249-5432 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Michael Stobart
Michael Stobart
Associate General Counsel
cc:	Michael Kosoff, Senior Special Counsel
Christian Sandoe, Assistant Director

Nationwide Life Insurance Company
Nationwide Variable Account-II
Prospectus supplement dated ____________________
to the following prospectus(es):
Nationwide® O Series prospectus dated December 31, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide® O Series. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.
Nationwide is issuing this Rate Sheet Supplement to provide the current:
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after December 31, 2021.
It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.
If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center.
All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-258296).
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 up to 59½	3.30%	2.80%
59½ through 64	4.30%	3.80%
65 through 69	5.15%	4.65%
70 through 74	5.25%	4.75%
75 through 80	5.50%	5.00%
81 and older	6.30%	5.80%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
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